Note 16 - Subsequent Events (Details Textual) - USD ($)										12 Months Ended			24 Months Ended
	Jan. 29, 2023	Feb. 24, 2021	Feb. 22, 2021	Jan. 30, 2021	Jan. 29, 2021	Jan. 29, 2021	Jan. 27, 2021	Jun. 19, 2019	Jan. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 28, 2023	Jan. 29, 2021
Proceeds from Issuance of Long-term Debt, Total											$ 4,500,000	$ 48,400,000
Long-term Debt, Total										$ 51,367,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage								9.25%	40.00%
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%			14.00%									8.00%	12.00%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Stock Redeemed or Called During Period, Value						$ 3,000,000
Preferred Stock, Dividend in Kind Rate, Percentage						9.00%
Subsequent Event [Member] | Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. [Member]
Long-term Debt, Total							$ 22,482,000
Subsequent Event [Member] | Eirini Shipping Ltd [Member]
Long-term Debt, Total			$ 3,300,000
Subsequent Event [Member] | Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total					$ 26,700,000	$ 12,885,000	13,815,000
Debt Instrument, Periodic Payment, Total							500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 14,700,000
Debt Instrument, Covenant, Security Cover Ratio							120.00%
Subsequent Event [Member] | Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate							2.75%
Subsequent Event [Member] | Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 5,000,000
Debt Instrument, Periodic Payment, Total			210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 800,000
Debt Instrument, Covenant, Security Cover Ratio			120.00%
Subsequent Event [Member] | Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			3.60%